Stock-Based Compensation - Summary of Stock Option Activity (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
Number of Shares
Number of Shares, Outstanding, Beginning Balance (in shares) | shares	103,546
Number of Shares, Exercised (in shares) | shares	(37,780)
Number of Shares, Outstanding, Ending Balance (in shares) | shares	65,766
Number of Shares, Exercisable, Ending Balance (in shares) | shares	65,766
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted Average Exercise Price, Outstanding, Beginning Balance (in dollars per share) | $ / shares	$ 15.24
Weighted Average Exercise Price, Exercised (in dollars per share) | $ / shares	13.46
Weighted Average Exercise Price, Outstanding, Ending Balance (in dollars per share) | $ / shares	16.27
Weighted Average Exercise Price, Exercisable, Ending Balance (in dollars per share) | $ / shares	$ 16.27
Weighted Average Remaining Contractual Term (in years), outstanding	2 years 6 months
Weighted Average Remaining Contractual Term (in years), exercisable	2 years 6 months
Aggregate intrinsic value, outstanding | $	$ 1,699
Aggregate intrinsic value, exercisable | $	$ 1,699